Long-term debt	9 Months Ended
Sep. 30, 2020
Long-term debt
Long-term debt

6.    Long-term debt

As of September 30, 2020 and December 31, 2019, long-term debt consisted of the following:

Long-term debt

in € THOUS

	September 30,	December 31,
	2020	2019

Amended 2012 Credit Agreement	1,237,781	1,901,372
Bonds	6,535,304	4,966,619
Convertible Bonds	—	399,939
Accounts Receivable Facility	—	379,570
Other	252,613	258,057
Long-term debt	8,025,698	7,905,557
Less current portion	(1,046,030)	(1,447,239)
Long-term debt, less current portion	6,979,668	6,458,318

On May 29, 2020, the Company issued bonds in two tranches with an aggregate principal amount of €1,250,000 under the European Medium-Term Notes Program:

•	bonds of €500,000 with a maturity of 6 years and a coupon rate of 1.00% issued at a price of 99.405%, and
•	bonds of €750,000 have a maturity of 10 years and a coupon rate of 1.50% issued at a price of 99.742%.

On September 16, 2020, Fresenius Medical Care US Finance III, Inc. issued bonds with a volume of $1,000,000. The bonds have a maturity of 10 years and 5 months and a coupon of 2.375%. The bonds were issued at a price of 99.699%.

The proceeds will be used for general corporate purposes, including the refinancing of outstanding indebtedness.

The bonds issued by Fresenius Medical Care US Finance II, Inc. in the amount of $500,000 which were due on October 15, 2020, were redeemed prior to maturity on July 17, 2020.

Amended 2012 Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2012 Credit Agreement at September 30, 2020 and December 31, 2019:

Amended 2012 Credit Agreement - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	September 30, 2020		September 30, 2020 (1)

Revolving credit USD 2017 / 2022	$900,000	€768,705	$—	€—
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,140,000	€973,693	$1,140,000	€973,693
EUR term loan 2017 / 2022	€266,000	€266,000	€266,000	€266,000
EUR term loan 2017 / 2020(2)	€—	€—	€—	€—
		€2,608,398		€1,239,693

	Maximum amount available		Balance outstanding
	December 31, 2019		December 31, 2019 (1)

Revolving credit USD 2017 / 2022	$900,000	€801,139	$138,700	€123,464
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,230,000	€1,094,891	$1,230,000	€1,094,891
EUR term loan 2017 / 2022	€287,000	€287,000	€287,000	€287,000
EUR term loan 2017 / 2020	€400,000	€400,000	€400,000	€400,000
		€3,183,030		€1,905,355
(1)	Amounts shown are excluding debt issuance costs.
(2)	The EUR term loan 2017 / 2020 in the amount of €400,000 due on July 30, 2020, was repaid on May 29, 2020.

Accounts Receivable Facility

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at September 30, 2020  and at December 31, 2019:

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	September 30, 2020 (1)		September 30, 2020 (2)

Accounts Receivable Facility	$900,000	€768,705	$—	€—

	Maximum amount available		Balance outstanding
	December 31, 2019 (1)		December 31, 2019 (2)

Accounts Receivable Facility	$900,000	€801,139	$427,000	€380,096
(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $12,522 and $23,460  (€10,695 and €20,883)  at September 30, 2020 and December 31, 2019, respectively. These letters of credit are not included above as part of the balance outstanding at September 30, 2020 and December 31, 2019; however, they reduce available borrowings under the Accounts Receivable Facility.